BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [Abstract]
BASIS OF PREPARATION
NOTE 1: BASIS OF PREPARATION
The consolidated financial statements of Lloyds Banking Group plc and its subsidiary undertakings (the Group) have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. The Directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements. In reaching this assessment, the Directors have considered the implications of the short-term impacts of the COVID-19 pandemic and climate change upon the Group’s performance and projected funding and capital position. The Directors have also taken into account the impact of further stress scenarios.
Details of those IFRS pronouncements which will be relevant to the Group but which were not effective at 31 December 2021 and which have not been applied in preparing these financial statements are given in note 54.
In 2019 the Group adopted IFRS 16 and amendments to IAS 12 and early-adopted the hedge accounting amendments Interest Rate Benchmark Reform issued by the IASB. In 2021, the Group has adopted the Interest Rate Benchmark Reform Phase 2 amendments issued by the IASB. These amendments require that changes to expected future cash flows that both arise as a direct result of IBOR Reform and are economically equivalent to the previous cash flows are accounted for as a change to the effective interest rate with no adjustment to the asset’s or liability’s carrying value; no immediate gain or loss is recognised. The new requirements also provide relief from the requirements to discontinue hedge accounting as a result of amending hedge documentation if the changes are required solely as a result of IBOR Reform. The amendments do not have a material impact on the Group’s comparatives, which have not been restated.
The following changes have been made to the presentation of the Group’s assets and liabilities on the face of the balance sheet:
–Assets arising from reinsurance contracts held are included within financial assets at fair value through profit or loss (note 16) and other assets (note 25)
–Property, plant and equipment is included in other assets (note 25)
–Reverse repurchase agreements with banks and customers are shown separately from loans and advances to banks and loans and advances to customers respectively; and repurchase agreements with banks and customers are shown separately from deposits from banks and customer deposits respectively
There has been no change in the basis of accounting for any of the underlying transactions. Comparatives have been presented on a consistent basis for all of the above.